Long-Term Debt - Euro-denominated term loans- Additional Information (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) vessel subsidiary credit_facility term_loan	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 EUR (€) vessel subsidiary credit_facility term_loan	Dec. 31, 2018 EUR (€)
Debt Instrument [Line Items]
Number of term loans | term_loan	7			7
Aggregate principal amount	$ 1,842,546	$ 1,987,558
Foreign currency exchange (loss) gain (notes 10 and 13)	$ (9,640)	1,371	$ (26,933)
Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.30%
Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.25%
Euro-denominated Term Loans
Debt Instrument [Line Items]
Number of term loans | credit_facility	2			2
Aggregate principal amount	$ 165,376	$ 193,800		€ 147.5	€ 169.0
Number of vessels | vessel	2			2
Number of subsidiaries | subsidiary	1			1
Euro-denominated Term Loans | EURIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.60%
Euro-denominated Term Loans | EURIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.95%